Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machineries to facilitate its manufacturing. The original lease terms range from 13 months to three years. The lease granted the Company an option to purchase the underlying asset at the end of the lease term at a consideration of RMB0 or RMB100. The Company assessed the purchase price in relation to the value of the leased assets and accounted for the leases as finance leases.

Finance lease right-of-use assets and liability were as follows:

	December 31,	December 31,
	2024	2023
Finance lease right-of-use assets	$-	$681,845

Finance lease liabilities, current	$-	$45,300
Finance lease liabilities, non-current	-	-
Total	$-	$45,300

Weighted-average remaining lease term (years)	0	0.46
Weighted-average discount rate	0.00%	5.84%

For the years ended December 31, 2024 and 2023, right-of-use assets of $626,414 and $508,617, respectively, were transferred to property and equipment upon full repayment of the related leases. As of December 31, 2024, the Company had no outstanding lease obligations.

The Components of lease expenses were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Finance Lease Cost:
Amortization of right-of-use assets	$37,335	$73,422	$10,744
Interest on lease liabilities	539	10,036	28,549
Total finance lease cost	$37,874	$83,458	$39,293